UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

SCA ABSOLUTE RETURN FUND

INVESTOR SHARES - SCARX

SCA DIRECTIONAL FUND

INVESTOR SHARES - SCADX

ANNUAL REPORT

June 30, 2012

1-855-282-1100

www.sca-funds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the SCA Absolute Return Fund and the SCA Directional Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

July 31, 2012

Shareholder Letter for the June 30, 2012 Annual Report

SCA Absolute Return Fund (SCARX)

SCA Directional Fund (SCADX)

Investment Philosophy

SCARX

The Fund's investment objective is to generate positive absolute returns with less volatility than traditional equity markets.  The Fund's investment policy targets capital appreciation with an emphasis on capital preservation.

SCADX

The Fund's investment objective is to generate returns similar to equities with less volatility than traditional equity markets.  The Fund's investment policy targets diverse investments in the global securities markets using tactical and hedging strategies.

Performance Summary

The SCA Funds struck their initial NAV’s on September 8th, 2011. The balance of the first month saw a sharp drop in the global equity markets but the Funds proved to be defensive while patiently putting capital to work.   We spent most of the month deploying capital as the initial invested capital flowed into the Funds while trying to manage the timing issues of putting that money to work with underlying managers.

1252-NLD-8/9/2012

The fourth quarter of 2011 was a successful one for the SCA Funds.  The equity markets continued to be choppy and volatile but the Funds proved to be defensive on the downside, yet produced decent returns as things improved. The Funds exhibited strong performance when compared to the Fund’s benchmark and performed well in comparison to their universe of Funds.  SCARX finished the fourth quarter of 2011 +1.95% vs. -0.49% for the HFRX Global Hedge Fund Index and inception to December 31, 2011 the Fund was -1.11% vs. -2.98% for the HFRX Global Hedge Fund Index.  SCADX finished the 4th quarter + 2.80%

vs. -0.85% for the HFRX Equity Hedge Index and inception to date the Fund was -0.90% vs. -4.91% for the HFRX Equity Hedge Index.

During the first quarter of 2012, the equity markets experienced strong gains as Europe bounced back and US companies provided strong earnings.  The Funds benefited from net long equity exposure with SCADX benefiting the most with a more directional focus.  SCARX also participated in the equity market rally but to a lesser degree due to a lower volatility focus.  Overall, the Funds exhibited good performance for the quarter when compared to their benchmarks and Fund universe.   SCARX finished the first quarter of 2012 +3.14% vs. +3.14% for the HFRX Global Hedge Fund Index and inception through March 31, 2012 the Fund was +2.00% vs. +0.06% for the HFRX Global Hedge Fund Index.  SCADX finished the first quarter +4.95% vs. +3.94% for the HFRX Equity Hedge Index while inception through March 31, 2012 the Fund was +4.00% vs. -1.17% for the HFRX Equity Hedge Index.

The second quarter of 2012 proved to be difficult as U.S. stocks gave back some of their gains. The bulk of the losses came in May as the equity markets reacted to the deteriorating situation in Europe where government bond yields in peripheral countries were rising and Spain's government sought a bailout for its banking sector.  Slowing growth in China and India and a weak U.S. labor market did little to instill confidence in investors.  As the markets pulled back, there were eerie similarities to late 2008 where liquidity was king and assets, other than Treasuries, showed remarkable correlation.  It was a difficult market to find cover and even more challenging to trade around.

While the market continued its pattern of volatility, the SCA Funds proved strong as markets rose, yet experienced greater downside volatility as equities pulled back. SCARX provided a more defensive positioning due to lower equity correlation.  The Fund’s trailed the benchmark for the quarter but continued to outperform since inception.  SCARX finished the second quarter of 2012 -2.85% vs. -1.80% for the HFRX Global Hedge Fund Index and inception through June 30, 2012 the Fund was -0.91% vs. -1.80% for the HFRX Global Hedge Fund Index.  SCADX finished the second quarter -3.37% vs. -2.65% for the HFRX Equity Hedge Index and inception through June 30, 2012 the Fund was +0.40% vs. -3.79% for the HFRX Equity Hedge Index.

1252-NLD-8/9/2012

Outlook

We expect the market to continue to be volatile during the second half of 2012.  However, we believe equities offer attractive valuations and expect a higher close by year end and therefore will be positioned with a slightly greater long bias.  The core of the Funds will continue to be managed in a diversified, multi strategy manner.

The market environment has changed dramatically in recent months.  Although the U.S. economy continues to demonstrate slow, steady growth, developments in Europe have led to growing caution among investors. Nevertheless, it is important to remember that even though growth in the U.S. has slowed, we are continuing an upward trajectory of growth.  Although Europe continues to dominate the headlines, it seems to be facing its problems and the uncertainty will decrease when it finally starts implementing solutions.

Best regards,

Gary Price, Managing Director

Genesis Capital LLC

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The HFRX Indices are compiled by Hedge Fund Research, Inc. and are not investable products.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

1252-NLD-8/9/2012

SCA Absolute Return Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through June 30, 2012*

Since Inception*
SCA Absolute Return Fund:	(0.91)%
HFRX Global Hedge Fund Index	(1.80)%

________________

     * The Fund commenced operations on September 8, 2011.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.58%  per the April 7, 2011 Prospectus.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-282-1100.

PORTFOLIO COMPOSITION* (Unaudited)

SCA ABSOLUTE RETURN FUND
Mutual Funds	46.4%
Common Stocks	14.1%
Exchange Traded Funds	11.6%
Hedge Funds	5.5%
Private Notes	4.0%
Bonds	3.9%
Options Purchased	0.2%
Preferred Stocks	0.1%
Short-Term Investments	14.2%
100.0%

*Based on Portfolio Market Value as of June 30, 2012.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012
			Shares	Value
COMMON STOCKS - 14.0%
AEROSPACE/DEFENSE - 0.5%
Exelis, Inc. ^			6,130	$ 60,442
L-3 Communications Holdings, Inc. ^			400	29,604
Raytheon Co. ^			2,050	116,010
Spirit Aerosystems Holdings, Inc. - Cl. A *^			2,149	51,211
				257,267
AGRICULTURE - 0.1%
Philip Morris International, Inc. ^			848	73,996

APPAREL - 0.1%
Coach, Inc.			390	22,807
Crocs, Inc. *^			2,136	34,496
				57,303
AUTO MANUFACTURERS - 0.2%
Ford Motor Co. ^			4,150	39,799
Oshkosh Corp. *^			2,000	41,900
Wabash National Corp. *^			6,541	43,301
				125,000
AUTO PARTS & EQUIPMENT - 0.2%
American Axle & Manufacturing Holdings, Inc. *^			9,700	101,753
Cooper-Standard Holding, Inc. *^			290	10,585
				112,338
BANKS - 0.7%
Capital One Financial Corp. ^			2,500	136,650
Citigroup, Inc. ^			5,100	139,791
Morgan Stanley ^			7,000	102,130
Regions Financial Corp.			5,690	38,408
				416,979
BEVERAGES - 0.2%
Beam, Inc. ^			700	43,743
Embotelladora Andina SA - Cl. B - ADR			2,010	64,923
PepsiCo, Inc. ^			445	31,444
				140,110
BIOTECHNOLOGY - 0.4%
Amarin Corp. PLC - ADR *^			6,851	99,065
Gilead Sciences, Inc. *			800	41,024
Life Technologies Corp. *			1,370	61,636
				201,725
BUILDING MATERIALS - 0.3%
Lennox International, Inc. ^			960	44,765
Martin Marietta Materials, Inc. ^			925	72,909
Simpson Manufacturing Co., Inc.			1,190	35,117
Trex Co., Inc. *^			1,152	34,664
				187,455
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
CHEMICALS - 0.4%
Air Products & Chemicals, Inc.			740	$ 59,740
Huntsman Corp. ^			4,000	51,760
PPG Industries, Inc. ^			245	25,999
RPM International, Inc.			2,470	67,184
				204,683
COMMERCIAL SERVICES - 0.8%
Hertz Global Holdings, Inc. *			9,000	115,200
Iron Mountain, Inc. ^			1,052	34,674
K12, Inc. *^			2,443	56,922
Lender Processing Services, Inc. ^			1,744	44,088
Quanta Services, Inc. *^			3,215	77,385
United Rentals, Inc. *^			1,252	42,618
Western Union Co.			3,550	59,782
				430,669
COMPUTERS - 0.2%
Cadence Design Systems, Inc. *			1,334	14,661
Mentor Graphics Corp. *^			1,055	15,825
NetApp, Inc. *^			1,600	50,912
Netscout Systems, Inc. *^			1,530	33,033
				114,431
DISTRIBUTION/WHOLESALE - 0.2%
Genuine Parts Co.			990	59,648
Titan Machinery, Inc. *^			1,205	36,596
				96,244
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Ellington Financial LLC			9,285	196,471

ELECTRIC - 0.1%
GDF Suez - ADR			2,500	59,475

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Hubbell, Inc. - Cl. B			760	59,234

ELECTRONICS - 0.5%
Analogic Corp. ^			659	40,858
Benchmark Electronics, Inc. *^			2,649	36,954
Jabil Circuit, Inc. ^			1,911	38,851
Newport Corp. *^			1,136	13,655
OSI Systems, Inc. *^			658	41,678
TE Connectivity Ltd.			1,460	46,589
Thermo Fisher Scientific, Inc.			1,080	56,063
				274,648
ENGINEERING & CONSTRUCTION - 0.1%
MasTec, Inc.			1,403	21,101

The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
ENVIRONMENTAL CONTROL - 0.1%
Heckmann Corp. *^			5,552	$ 18,766
Tetra Tech, Inc. *^			1,429	37,268
				56,034
FOOD - 0.1%
Alexander & Baldwin Holdings, Inc. *			1,330	70,823
Dean Foods Co. ^			467	7,953
				78,776
FOREST PRODUCTS & PAPER - 0.1%
Wausau Paper Corp. ^			3,103	30,192

HAND/MACHINE TOOLS - 0.1%
Regal-Beloit Corp.			565	35,177

HEALTHCARE-PRODUCTS - 0.2%
Guided Therapeutics, Inc. *^			20,640	16,285
Mindray Medical International Ltd. - ADR ^			1,700	51,493
Patterson Cos, Inc.			1,950	67,217
				134,995
HOME BUILDERS - 0.1%
Brookfield Residential Properties, Inc. *			5,480	59,732

HOME FURNISHINGS - 0.1%
Select Comfort Corp. *^			1,808	37,823

INSURANCE - 0.4%
Alleghany Corp. *			70	23,783
American International Group, Inc. *^			2,533	81,284
Arthur J Gallagher & Co.			1,070	37,525
Assured Guaranty Ltd. ^			4,421	62,336
				204,928
INTERNET - 0.6%
Google, Inc. - Cl. A *^			200	116,014
Move, Inc. *^			6,300	57,393
SINA Corp*			1,300	67,353
Yahoo!, Inc. * #^			2,068	32,736
Yandex NV - Cl. A *^			2,200	41,910
				315,406
LEISURE TIME - 0.1%
Polaris Industries, Inc. ^			315	22,516

LODGING - 0.4%
Home Inns & Hotels Management, Inc. - ADR *^			4,300	97,438
Las Vegas Sands Corp. ^			1,500	65,235
Marriott International, Inc. - Cl. A^			990	38,808
				201,481
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
MACHINERY-DIVERSIFIED - 0.2%
Deere & Co.			780	$ 63,079
Flowserve Corp. ^			25	2,869
Robbins & Myers, Inc. ^			696	29,107
Xylem, Inc.			1,910	48,075
				143,130
MEDIA - 0.1%
News Corp. - Cl. A			691	15,402

MINING - 0.3%
Compass Minerals International, Inc.			870	66,364
Freeport-McMoRan Copper & Gold, Inc.			1,600	54,512
MAG Silver Corp. *^			7,095	61,726
				182,602
MISCELLANEOUS MANUFACTURING - 1.0%
Actuant Corp. - Cl. A			2,190	59,480
Carlisle Cos, Inc. ^			915	48,513
Danaher Corp. ^			1,650	85,932
Dover Corp. ^			875	46,909
General Electric Co. ^			5,100	106,284
Ingersoll-Rand PLC ^			671	28,303
ITT Corp.			1,640	28,864
Pall Corp.			1,090	59,743
Pentair. Inc.			1,580	60,482
SPX Corp.			800	52,256
				576,766
MULTI-NATIONAL - 0.1%
Banco Latinoamericano de Comercio Exterior SA - Cl. E			2,460	52,718

OIL & GAS - 2.0%
Approach Resources. Inc. *^			2,150	54,911
BP PLC - ADR ^			1,119	45,364
Chesapeake Energy Corp. ^			2,650	49,290
Comstock Resources, Inc. *^			3,400	55,828
Devon Energy Corp^			1,400	81,186
Energy Partners Ltd. *^			3,023	51,089
Energy XXI Bermuda Ltd. ^			627	19,619
Exxon Mobil Corp. ^			2,255	192,960
HollyFrontier Corp. ^			2,750	97,433
Marathon Petroleum Corp. ^			1,300	58,396
PDC Energy, Inc. *^			2,050	50,266
Pioneer Natural Resources Co. ^			575	50,721
QEP Resources, Inc. ^			2,125	63,686
Rex Energy Corp. *^			5,500	61,655
Suncor Energy, Inc. ^			2,100	60,795
Whiting Petroleum Corp. *			1,620	66,614
WPX Energy, Inc. *			4,060	65,691
				1,125,504
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
OIL & GAS SERVICES - 0.2%
Weatherford International Ltd.*^			6,750	$ 85,253

PHARMACEUTICALS - 0.3%
Abbott Laboratories ^			447	28,818
Pfizer, Inc. ^			1,884	43,332
Teva Pharmaceutical Industries Ltd. - ADR^			2,000	78,880
				151,030
REAL ESTATE - 0.3%
Brookfield Office Properties, Inc.			3,540	61,667
Cheung Kong Holdings Ltd. - ADR			3,920	47,824
EVOQ Properties, Inc. *^			2,193	6,250
Howard Hughes Corp. *			980	60,407
				176,148
REITS - 0.2%
Plum Creek Timber Co., Inc.			1,530	60,741
Senior Housing Properties Trust			2,840	63,389
				124,130
RETAIL - 0.3%
AFC Enterprises, Inc. *			210	4,859
Barnes & Noble, Inc. *^			444	7,308
Bob Evans Farms, Inc.^			598	24,040
Home Depot, Inc.			770	40,802
Sonic Corp. *^			4,337	43,457
Urban Outfitters, Inc.			2,190	60,422
				180,888
SEMICONDUCTORS - 0.4%
Aeroflex Holding Corp. *^			1,850	11,193
Monolithic Power Systems, Inc. *^			1,727	34,315
QUALCOMM, Inc. ^			2,000	111,360
Silicon Motion Technology Corp. - ADR *^			1,647	23,239
Skyworks Solutions, Inc. *^			279	7,636
Ultratech, Inc. *^			1,377	43,376
				231,119
SOFTWARE - 0.3%
CDC Corp. - Cl. A*^			6,511	30,146
Computer Programs & Systems, Inc.			226	12,932
Electronic Arts, Inc. *^			5,300	65,455
Trident Microsystems, Inc. *^			56,398	21,600
VeriFone Systems, Inc. *^			700	23,163
				153,296
TELECOMMUNICATIONS - 0.4%
Aruba Networks, Inc. *^			1,400	21,070
Cincinnati Bell, Inc. *^			7,302	27,163
Cisco Systems, Inc. ^			5,500	94,435
InterDigital, Inc.^			1,348	39,779
RF Micro Devices, Inc. *^			10,422	44,294
				226,741
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
TRANSPORTATION - 0.1%
FedEx Corp.			104	$ 9,527

TOTAL COMMON STOCKS ( Cost - $7,905,428)				7,640,443

PREFERRED STOCK - 0.1%
BANKS - 0.1%
Citigroup, Inc. ^ (Coupon Rate - 1.875%)			273	23,358
TOTAL PREFERRED STOCK ( Cost - $22,472)

MUTUAL FUNDS - 46.5%
ASSET ALLOCATION FUNDS - 30.7%
Absolute Strategies Fund - Cl. I			309,196	3,456,808
Altegris Macro Strategy Fund - Cl. I			137,578	1,316,625
Altegris Managed Futures Strategy Fund * - Cl. I			243,842	2,357,947
Grant Park Managed Futures Strategy Fund * - Cl. I			131,880	1,289,782
Guggenheim Multi-Hedge Strategies Fund - Cl. I			15,050	338,936
Hatteras Alpha Hedged Strategies Fund - Institutional Class			408,333	4,295,664
IQ Alpha Hedge Strategy Fund - Institutional Class			308,428	3,121,292
Ivy Asset Strategy Fund - Cl. Y			26,652	632,443
				16,809,497
CLOSED-END FUNDS - 0.5%
Calamos Convertible and High Income Fund			12,840	161,399
ING Asia Pacific High Dividend Equity Income Fund			7,813	121,336
				282,735
DEBT FUND - 2.1%
Hussman Strategic Total Return Fund			91,979	1,138,694

EQUITY FUNDS - 13.2%
Arctic Glacier Income Fund			74,750	15,473
Calamos Market Neutral Income Fund - Cl. I			107,108	1,323,857
Convergence Core Plus Fund - Institutional Class			60,870	796,175
Goldman Sachs Absolute Return Tracker Fund - Institutional Class			440,392	3,945,916
Oppenheimer Developing Markets Fund - Cl. Y			29,208	915,372
Robeco Boston Partners Long/Short Research Fund - Institutional Class			18,480	210,677
				7,207,470

TOTAL MUTUAL FUNDS ( Cost - $25,266,485)				25,438,396

HEDGE FUND - 5.5%
Raven Rock Credit Fund, LP (a) *			3,000,000	3,025,232
TOTAL HEDGE FUND ( Cost - $3,000,000)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
EXCHANGE TRADED FUNDS - 11.6%
CLOSED-END FUND - 0.3%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund			13,180	$ 163,827

DEBT FUNDS - 1.1%
iShares iBoxx $ High Yield Corporate Bond Fund			2,079	189,646
SPDR Barclays Capital Emerging Markets Local Bond ETF			1,308	40,744
Vanguard Total Bond Market ETF			4,500	379,710
				610,100
EQUITY FUNDS - 10.2%
Financial Select Sector SPDR Fund ^			8,500	124,270
iShares Cohen & Steers Realty Majors Index Fund			1,650	129,756
iShares Dow Jones Select Dividend Index Fund			26,159	1,469,874
iShares FTSE NAREIT Mortgage Plus Capped Index Fund			8,164	115,847
JPMorgan Alerian MLP Index ETN			2,070	80,233
Powershares QQQ Trust Series 1 #			19,654	1,261,001
SPDR S&P International Dividend ETF			4,309	191,923
Vanguard S&P 500 ETF			35,600	2,217,168
				5,590,072

TOTAL EXCHANGE TRADED FUNDS ( Cost - $6,047,561)				6,363,999

BONDS & NOTES - 4.0%	Principal	Interest Rate	Maturity
BANKS - 3.2%
JPMorgan Chase & Co. Strategic Volatility Index	$ 1,670,000	0.00%	5/31/2013	1,775,711

ENTERTAINMENT - 0.1%
Mohegan Tribal Gaming Authority	45,000	11.00%	9/15/2018	29,812
Shingle Springs Tribal Gaming Authority	47,000	9.38%	6/15/2015	35,955
				65,767
INSURANCE - 0.1%
MBIA Insurance Corp.	115,000	14.00%	1/15/2033	63,250

OIL & GAS - 0.3%
Chesapeake Energy Corp. ^	60,000	6.78%	3/15/2019	58,500
Endeavour International Corp.	90,000	12.00%	3/1/2018	93,600
				152,100
RETAIL - 0.1%
Bon-Ton Department Stores, Inc. ^	56,000	10.25%	3/15/2014	47,320

TRANSPORTATION - 0.1%
DryShips Inc. ^	68,000	5.00%	12/1/2014	49,470

TOTAL BONDS & NOTES ( Cost - $2,057,225)				2,153,618
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
	Principal	Interest Rate	Maturity	Value
PRIVATE NOTE - 4.0%
Aequitas Capital (a)	$ 2,200,000	13.00%	12/21/2013	$ 2,200,000
TOTAL PRIVATE NOTE ( Cost - $2,200,000)

OPTIONS PURCHASED - 0.2%
CALL OPTIONS PURCHASED - 0.1%			Contracts **	Value
ACME Packet, Inc.			45	225
Expiration August 2012, Exercise Price $30.00
Baidu.com - ADR			9	3,285
Expiration July 2012, Exercise Price $115.00
Ford Motor Company			90	4,050
Expiration October 2012, Exercise Price $10.00
J.P. Morgan Chase & Co.			38	2,204
Expiration July 2012, Exercise Price $37.00
Juniper Networks, Inc.			45	5,040
Expiration October 2012, Exercise Price $17.00
Las Vegas Sands Corp.			14	1,554
Expiration July 2012, Exercise Price $44.00
Oracle Corporation			33	6,831
Expiration August 2012, Exercise Price $28.00
Powershares QQQ Trust Series 1			98	98
Expiration June 2012, Exercise Price $65.00
Powershares QQQ Trust Series 1			98	98
Expiration June 2012, Exercise Price $68.00
SPDR S&P 500 ETF Trust			84	38,472
Expiration August 2012, Exercise Price $134.00
Yahoo Incorporated			118	10,738
Expiration October 2012, Exercise Price $16.00
Yandex NV			21	735
Expiration July 2012, Exercise Price $20.00
TOTAL CALL OPTIONS PURCHASED ( Cost - $99,693)				73,330

PUT OPTIONS PURCHASED - 0.1%
Capital One Financial Corp.			25	2,325
Expiration July 2012, Exercise Price $52.50
Edwards Lifesciences Corp.			30	1,140
Expiration July 2012, Exercise Price $80.00
IPath S&P 500 VIX Short-Term Futures ETN			126	20,538
Expiration July 2012, Exercise Price $16.00
TOTAL PUT OPTIONS PURCHASED ( Cost - $24,464)				24,003

TOTAL OPTIONS PURCHASED - (Proceeds - $124,157)				97,333

SHORT-TERM INVESTMENTS - 14.2%
MONEY MARKET FUND - 10.5%			Shares
Fidelity Institutional Money Market Fund - Money Market Portfolio - 0.18% +			5,762,487	5,762,487

The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
				Value
		Yield to
U.S. GOVERNMENT - 3.7%	Principal	Maturity	Maturity
United States Treasury Bill ^	$ 1,405,000	0.038%	7/5/2012	$ 1,404,998
United States Treasury Bill ^	400,000	0.045%	8/2/2012	399,992
United States Treasury Bill ^	230,000	0.063%	9/6/2012	229,986
				2,034,976

TOTAL SHORT-TERM INVESTMENTS ( Cost - $7,797,463)				7,797,463

TOTAL INVESTMENTS - 100.1% ( Cost - $54,420,791) (b)				$ 54,739,842
SECURITIES SOLD SHORT ( Proceeds - $5,026,646) - (9.1) %				(4,981,137)
OPTION CONTRACTS WRITTEN ( Premiums Received- $55,143) - (0.1)%				(34,550)
OTHER ASSETS LESS LIABILITIES - 9.1%				4,952,383
NET ASSETS - 100.0%				$ 54,676,538

SECURITIES SOLD SHORT* - (9.0) %
COMMON STOCKS - (3.6)%
AEROSPACE/DEFENSE - (0.2)%			Shares
General Dynamics Corp.			(850)	$ (56,066)
Northrop Grumman Corp.			(1,050)	(66,980)
				(123,046)
APPAREL - (0.1)%
Maidenform Brands, Inc.			(1,065)	(21,215)

AUTO PARTS & EQUIPMENT - (0.1)%
BorgWarner, Inc.			(1,675)	(109,863)

CHEMICALS - (0.1)%
A Schulman, Inc.			(494)	(9,806)
Dow Chemical Co.			(2,075)	(65,362)
Huntsman Corp.			(210)	(2,717)
				(77,885)
COMPUTERS - (0.1)%
International Business Machines Corp.			(400)	(78,232)

DISTRIBUTION/WHOLESALE - (0.1)%
LKQ Corp.			(1,687)	(56,346)

ELECTRONICS - (0.1)%
Brady Corp. - Cl. A			(706)	(19,422)
FARO Technologies, Inc.			(1,232)	(51,842)
				(71,264)
ENTERTAINMENT - (0.1)%
Cinemark Holdings, Inc.			(144)	(3,290)
Regal Entertainment Group - Cl. A			(2,909)	(40,028)
				(43,318)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
ENVIRONMENTAL CONTROL - (0.1)%
Clean Harbors, Inc.			(577)	$ (32,554)

HEALTHCARE PRODUCTS - (0.1)%
Bruker Corp.			(870)	(11,580)

HOUSEHOLD PRODUCTS - (0.1)%
WD-40 Co.			(70)	(3,487)

MACHINERY - (0.2)%
Caterpillar, Inc.			(1,150)	(97,646)
Graco, Inc.			(799)	(36,818)
Middleby Corp.			(545)	(54,287)
Zebra Technologies Corp. - Cl. A			(390)	(13,400)
				(202,151)
MINING - (0.1)%
Noranda Aluminum Holding Corp.			(1,181)	(9,401)

MISCELLANEOUS MANUFACTURING - (0.2) %
Eaton Corp.			(1,400)	(55,482)
Illinois Tool Works, Inc.			(1,850)	(97,847)
				(153,329)
OFFICE FURNISHINGS - (0.1)%
Herman Miller, Inc.			(1,161)	(21,502)

OIL & GAS - (1.0)%
Baker Hughes, Inc.			(2,000)	(82,200)
Carrizo Oil & Gas, Inc.			(2,700)	(63,477)
Chevron Corp.			(650)	(68,575)
Continental Resources, Inc.			(1,100)	(73,282)
Hercules Offshore, Inc.			(1,055)	(3,735)
Northern Oil and Gas, Inc.			(5,250)	(83,685)
Range Resources Corp.			(1,250)	(77,338)
Royal Dutch Shell PLC - ADR			(1,450)	(97,774)
Tesoro Corp.			(1,250)	(31,200)
Valero Energy Corp.			(4,100)	(99,015)
				(680,281)
REITS - (0.1)%
DuPont Fabros Technology, Inc.			(417)	(11,910)

RETAIL - (0.2)%
Chipotle Mexican Grill, Inc.			(170)	(64,592)
Copart, Inc.			(560)	(13,266)
McDonald's Corp.			(408)	(36,120)
				(113,978)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
SEMICONDUCTORS - (0.1)%
Cypress Semiconductor Corp.			(2,364)	$ (31,252)

SHIPBUILDING - (0.1)%
Huntington Ingalls Industries, Inc.			(1,350)	(54,324)

SOFTWARE - (0.1)%
Informatica Corp.			(1,022)	(43,292)

STORAGE - (0.1)%
Mobile Mini, Inc.			(1,573)	(22,651)

TRANSPORTATION - (0.1)%
Arkansas Best Corp.			(1,239)	(15,611)
CH Robinson Worldwide, Inc.			(108)	(6,321)
				(21,932)

TOTAL COMMON STOCKS - (Proceeds - $2,087,134)				(1,994,793)

EXCHANGE TRADED FUNDS - (5.4)%
ASSET ALLOCATION FUNDS - (0.4)%
CurrencyShares Australian Dollar Trust			(747)	(76,605)
CurrencyShares Euro Trust			(1,177)	(148,161)
				(224,766)
COMMODITY FUND -(0.1)%
iShares Silver Trust			(1,038)	(27,663)

EQUITY FUNDS - (4.9)%
Consumer Discretionary Select Sector SPDR Fund			(232)	(10,157)
Consumer Staples Select Sector SPDR Fund			(696)	(24,200)
Energy Select Sector SPDR Fund			(1,179)	(78,250)
Health Care Select Sector SPDR Fund			(214)	(8,132)
Industrial Select Sector SPDR Fund			(85)	(3,032)
iShares PHLX SOX Semiconductor Sector Index Fund			(222)	(11,613)
Market Vectors Junior Gold Miners ETF			(747)	(14,320)
Market Vectors Retail ETF			(100)	(4,226)
Materials Select Sector SPDR Fund			(226)	(7,976)
Powershares QQQ Trust Series 1			(4,900)	(314,384)
SPDR S&P 500 ETF Trust			(15,087)	(2,055,905)
SPDR S&P MidCap 400 ETF Trust			(298)	(51,047)
SPDR S&P Retail ETF			(69)	(4,073)
Technology Select Sector SPDR Fund			(2,241)	(64,429)
Vanguard Small-Cap Growth ETF			(155)	(12,981)
				(2,664,725)

TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,871,253)				(2,917,154)
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
	Principal	Interest Rate	Maturity	Value
BONDS SOLD SHORT - (0.1) %
Sprint Capital Corp.	$ (37,000)	8.75%	3/15/2032	$ (33,670)
United States Steel Corp.	(37,000)	7.50%	3/15/2022	(35,520)
TOTAL BONDS SOLD SHORT - (Proceeds - $68,259)				(69,190)

TOTAL SECURITIES SOLD SHORT (Proceeds - $5,026,646)				(4,981,137)

OPTION CONTRACTS WRITTEN - (0.1)%
CALL OPTION CONTRACTS WRITTEN			Contracts***
IPath S&P 500 VIX Short-Term Futures ETN			(43)	(43)
Expiration June 2012, Exercise Price $17.00
IPath S&P 500 VIX Short-Term Futures ETN			(252)	(5,040)
Expiration July 2012, Exercise Price $20.00
Powershares QQQ Trust Series 1			(98)	(1,078)
Expiration July 2012, Exercise Price $67.00
Yahoo, Inc.			(118)	(590)
Expiration October 2012, Exercise Price $20.00
TOTAL CALL OPTIONS CONTRACTS WRITTEN ( Premiums Received - $15,006)				(6,751)

PUT OPTION CONTRACTS WRITTEN - (0.1)%
ACME Packet, Inc.			(10)	(4,400)
Expiration August 2012, Exercise Price $22.50
Baidu.com - ADR			(9)	(927)
Expiration July 2012, Exercise Price $105.00
Broadcom Corporation			(45)	(2,790)
Expiration August 2012, Exercise Price $30.00
Capital One Financial Corp.			(25)	(200)
Expiration July 2012, Exercise Price $45.00
Ford Motor Company			(90)	(1,530)
Expiration December 2012, Exercise Price $7.00
J.P. Morgan Chase & Co.			(38)	(1,900)
Expiration August 2012, Exercise Price $31.00
Juniper Networks, Inc.			(45)	(720)
Expiration July 2012, Exercise Price $15.00
Las Vegas Sands Corp.			(14)	(630)
Expiration July 2012, Exercise Price $40.00
Oracle Corporation			(33)	(891)
Expiration September 2012, Exercise Price $24.00
Powershares QQQ Trust Series 1			(196)	(7,056)
Expiration July 2012, Exercise Price $62.00
The accompanying notes are an integral part of these financial statements.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Contracts	Value
SINA Corp.			(14)	$ (2,282)
Expiration September 2012, Exercise Price $42.50
Wells Fargo & Co. (New)			(37)	(407)
Expiration July 2012, Exercise Price $30.00
Yahoo, Inc.			(118)	(2,596)
Expiration January 2013, Exercise Price $11.00
Yandex NV			(21)	(1,470)
Expiration July 2012, Exercise Price $16.00
TOTAL PUT OPTIONS CONTRACTS WRITTEN ( Premiums Received - $40,137)				(27,799)

TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $55,143)*				$ (34,550)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on June 30, 2012.
^ All or part of the security was held as collateral for securities sold short as of June 30, 2012.
# Subject to call option written
ADR - American Depositary Receipt
ETN - Exchange Traded Notes
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 9.5%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales and written options is $49,513,905 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 1,070,987
			Unrealized Depreciation:	(860,737)
			Net Unrealized Appreciation:	$ 210,250

The acccompanying notes are an integral part of these financial statements.

SCA Directional Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through June 30, 2012*

Since Inception*
SCA Directional Fund	0.40%
HFRX Equity Hedge Index	(3.79)%

________________

     *The Fund commenced operations on September 8, 2011.

HFRX Equity Hedge Fund strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.58% per the April 7, 2011 Prospectus.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-282-1100.

PORTFOLIO COMPOSITION* (Unaudited)

SCA DIRECTIONAL FUND
Mutual Funds	41.4%
Exchange Traded Funds	21.4%
Common Stocks	15.4%
Bonds & Notes	3.6%
Hedge Fund	3.3%
Options Purchased	0.3%
Preferred Stock	0.1%
Short-Term Investments	14.5%
100.0%

*Based on Portfolio Market Value as of June 30, 2012.

SCA Directional Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012
			Shares	Value
COMMON STOCKS - 15.4%
AEROSPACE/DEFENSE - 0.5%
Exelis, Inc. ^			5,230	$ 51,568
L-3 Communications Holdings, Inc. ^			325	24,053
Raytheon Co. ^			1,650	93,374
Spirit Aerosystems Holdings, Inc. - Cl. A *^			2,149	51,211
				220,206
AGRICULTURE - 0.1%
Philip Morris International, Inc. ^			565	49,302

APPAREL - 0.1%
Coach, Inc.			390	22,807
Crocs, Inc. *^			2,136	34,496
				57,303
AUTO MANUFACTURERS - 0.2%
Ford Motor Co. ^			3,200	30,688
Oshkosh Corp. *^			1,500	31,425
Wabash National Corp. *^			6,541	43,301
				105,414
AUTO PARTS & EQUIPMENT - 0.2%
American Axle & Manufacturing Holdings, Inc. *^			7,600	79,724
Cooper-Standard Holding, Inc. *^			193	7,045
				86,769
BANKS - 1.1%
Capital One Financial Corp. ^			3,100	169,446
Citigroup, Inc. ^			5,900	161,719
Morgan Stanley ^			8,000	116,720
Regions Financial Corp.			5,690	38,407
				486,292
BEVERAGES - 0.3%
Beam, Inc. ^			465	29,058
Embotelladora Andina SA - Cl. B - ADR			2,010	64,923
PepsiCo, Inc. ^			297	20,986
				114,967
BIOTECHNOLOGY - 0.4%
Amarin Corp. PLC - ADR *^			4,568	66,053
Gilead Sciences, Inc. *			800	41,024
Life Technologies Corp. *			1,370	61,636
				168,713
BUILDING MATERIALS - 0.4%
Lennox International, Inc. ^			960	44,765
Martin Marietta Materials, Inc. ^			700	55,174
Simpson Manufacturing Co., Inc.			1,190	35,117
Trex Co. ,Inc. *^			1,152	34,664
				169,720
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
CHEMICALS - 0.4%
Air Products & Chemicals ,Inc.			740	$ 59,740
Huntsman Corp. ^			3,100	40,114
PPG Industries, Inc. ^			245	25,999
RPM International, Inc.			2,470	67,184
				193,037
COMMERCIAL SERVICES - 0.8%
Hertz Global Holdings, Inc. *^			10,700	136,960
Iron Mountain, Inc. ^			697	22,973
K12, Inc. *^			2,443	56,922
Lender Processing Services, Inc. ^			1,163	29,401
Quanta Services, Inc. *^			3,215	77,385
United Rentals, Inc. *^			1,252	42,618
Western Union Co			3,550	59,782
				426,041
COMPUTERS - 0.3%
Cadence Design Systems, Inc. *			1,334	14,661
Mentor Graphics Corp. *^			1,055	15,825
NetApp, Inc. *^			1,900	60,458
Netscout Systems, Inc. *^			1,530	33,033
				123,977
DISTRIBUTION/WHOLESALE - 0.2%
Genuine Parts Co.			990	59,648
Titan Machinery, Inc. *^			1,205	36,596
				96,244
ELECTRIC - 0.1%
GDF Suez - ADR			2,500	59,475

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Hubbell, Inc. - ADR			760	59,234

ELECTRONICS - 0.6%
Analogic Corp. ^			663	41,106
Benchmark Electronics ,Inc. *^			2,649	36,954
Jabil Circuit, Inc. ^			1,911	38,851
Newport Corp. *^			1,136	13,655
OSI Systems, Inc. *^			658	41,678
TE Connectivity Ltd.			1,460	46,589
Thermo Fisher Scientific, Inc.			1,080	56,063
				274,896
ENGINEERING & CONSTRUCTION - 0.1%
MasTec, Inc. *			1,403	21,101

ENVIRONMENTAL CONTROL - 0.1%
Heckmann Corp. *^			5,552	18,766
Tetra Tech, Inc. *^			1,429	37,268
				56,034
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
FOOD - 0.2%
Alexander & Baldwin Holdings, Inc. *			1,330	$ 70,823
Dean Foods Co. *^			467	7,953
				78,776
FOREST PRODUCTS & PAPER - 0.1%
Wausau Paper Corp. ^			2,069	20,131

HAND/MACHINE TOOLS - 0.1%
Regal-Beloit Corp.			565	35,177

HEALTHCARE-PRODUCTS - 0.3%
Guided Therapeutics, Inc. *^			13,777	10,870
Mindray Medical International Ltd. - ADR ^			1,900	57,551
Patterson Cos, Inc.			1,950	67,217
				135,638
HOME BUILDERS - 0.1%
Brookfield Residential Properties, Inc. *			5,480	59,732

HOME FURNISHINGS - 0.1%
Select Comfort Corp. *^			1,808	37,823

INSURANCE - 0.3%
Alleghany Corp. *			70	23,783
American International Group, Inc. *^			1,689	54,200
Arthur J Gallagher & Co.			1,070	37,525
Assured Guaranty Ltd. ^			2,947	41,553
				157,061
INTERNET - 0.8%
Google, Inc. - Cl. A *^			230	133,416
Move, Inc. *^			7,000	63,770
SINA Corp*			1,800	93,258
Yahoo!, Inc. * #^			1,379	21,830
Yandex NV - Cl. A *^			2,600	49,530
				361,804
LEISURE TIME - 0.1%
Polaris Industries, Inc. ^			319	22,802

LODGING - 0.5%
Home Inns & Hotels Management, Inc. - ADR *^			5,200	117,832
Las Vegas Sands Corp. ^			1,800	78,282
Marriott International, Inc. - Cl. A^			990	38,808
				234,922
MACHINERY-DIVERSIFIED - 0.3%
Deere & Co.			780	63,079
Robbins & Myers, Inc. ^			696	29,107
Xylem, Inc.			1,910	48,075
				140,261
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
MEDIA - 0.1%
News Corp. - Cl. A			460	$ 10,253

MINING - 0.4%
Compass Minerals International, Inc.			870	66,364
Freeport-McMoRan Copper & Gold, Inc.			1,600	54,512
MAG Silver Corp. *^			4,724	41,099
				161,975
MISCELLANEOUS MANUFACTURING - 1.1%
Actuant Corp. - Cl. A			2,190	59,480
Carlisle Cos, Inc. ^			916	48,566
Danaher Corp. ^			1,225	63,798
Dover Corp. ^			700	37,527
General Electric Co. ^			5,900	122,956
Ingersoll-Rand PLC ^			448	18,897
ITT Corp.			1,640	28,864
Pall Corp.			1,090	59,743
Pentair, Inc.			1,580	60,482
SPX Corp.			800	52,256
				552,569
MULTI-NATIONAL - 0.1%
Banco Latinoamericano de Comercio Exterior SA Cl. E			2,460	52,718

OIL & GAS - 1.9%
Approach Resources, Inc. *^			1,700	43,418
BP PLC - ADR ^			746	30,243
Chesapeake Energy Corp. ^			2,050	38,130
Comstock Resources, Inc. *^			2,700	44,334
Devon Energy Corp. ^			1,100	63,789
Energy Partners Ltd. *^			2,015	34,053
Energy XXI Bermuda Ltd. ^			418	13,079
Exxon Mobil Corp. ^			1,930	165,150
HollyFrontier Corp. ^			2,175	77,060
Marathon Petroleum Corp. ^			1,000	44,920
PDC Energy, Inc. *^			1,675	41,071
Pioneer Natural Resources Co. ^			450	39,695
QEP Resources, Inc. ^			1,675	50,200
Rex Energy Corp. *^			4,400	49,324
Suncor Energy, Inc. ^			1,625	47,044
Whiting Petroleum Corp. *			1,620	66,614
WPX Energy. Inc. *			4,060	65,691
				913,815
OIL & GAS SERVICES - 0.1%
Weatherford International Ltd*^			5,300	66,939
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
PHARMACEUTICALS - 0.3%
Abbott Laboratories ^			297	$ 19,148
Pfizer. Inc. ^			1,255	28,865
Teva Pharmaceutical Industries Ltd. - ADR^			2,300	90,712
				138,725
REAL ESTATE - 0.4%
Brookfield Office Properties. Inc.			3,540	61,667
Cheung Kong Holdings Ltd. - ADR			3,920	47,824
EVOQ Properties, Inc. *^			1,462	4,167
Howard Hughes Corp*			980	60,407
				174,065
REITS - 0.3%
Plum Creek Timber Co., Inc.			1,530	60,741
Senior Housing Properties Trust			2,840	63,389
				124,130
RETAIL - 0.4%
AFC Enterprises, Inc. *			210	4,859
Barnes & Noble, Inc. *^			296	4,872
Bob Evans Farms, Inc.^			598	24,040
Home Depot, Inc.			770	40,802
Sonic Corp. *^			4,337	43,457
Urban Outfitters, Inc. *			2,190	60,422
				178,452
SEMICONDUCTORS - 0.5%
Aeroflex Holding Corp. *^			2,350	14,218
Monolithic Power Systems, Inc. *^			1,727	34,315
QUALCOMM. Inc. ^			2,300	128,063
Silicon Motion Technology Corp. - ADR *^			1,647	23,239
Skyworks Solutions, Inc. *^			279	7,636
Ultratech, Inc. *^			1,377	43,376
				250,847
SOFTWARE - 0.3%
CDC Corp. - Cl. A*^			4,347	20,126
Computer Programs & Systems, Inc.			226	12,932
Electronic Arts, Inc. *^			6,400	79,040
Trident Microsystems, Inc. *^			37,932	14,527
VeriFone Systems, Inc. *^			800	26,471
				153,096
TELECOMMUNICATIONS - 0.5%
Aruba Networks, Inc. *^			1,600	24,080
Cincinnati Bell, Inc. *^			4,867	18,104
Cisco Systems, Inc. ^			6,800	116,755
InterDigital, Inc.^			898	26,500
RF Micro Devices, Inc. *^			10,422	44,294
				229,733
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
TRANSPORTATION - 0.1%
FedEx Corp.			104	$ 9,527

TOTAL COMMON STOCKS ( Cost - $7,276,029)				7,069,696

PREFERRED STOCK - 0.1%
BANKS - 0.1%
Citigroup Inc. ^ (1.875%)			182	15,572
TOTAL PREFERRED STOCK ( Cost - $14,981)

MUTUAL FUNDS - 41.5%
ASSET ALLOCATION FUNDS - 23.3%
Absolute Strategies Fund - Cl. I			120,288	1,151,154
Altegris Macro Strategy Fund - Cl. I			162,086	1,567,371
Altegris Managed Futures Strategy Fund * - Cl. I			154,745	1,730,055
Grant Park Managed Futures Strategy Fund * - Cl. I			98,273	961,107
Guggenheim Multi-Hedge Strategies Fund - Cl. I			24,316	547,602
Hatteras Alpha Hedged Strategies Fund - Institutional Class			159,107	1,673,805
IQ Alpha Hedge Strategy Fund - Institutional Class			126,091	1,276,043
Ivy Asset Strategy Fund - Cl. Y			51,047	1,211,352
Permanent Portfolio			11,631	547,723
				10,666,212
EQUITY FUNDS - 18.2%
Arctic Glacier Income Fund			49,833	10,315
Calamos Market Neutral Income Fund - Cl. I			79,347	980,723
CGM Focus Fund *			16,825	439,293
Convergence Core Plus Fund - Institutional Class			58,770	768,718
Fairholme Fund			12,839	370,669
Goldman Sachs Absolute Return Tracker Fund - Institutional Class			195,362	1,750,448
Matthews Asia Growth Fund			47,624	771,029
Oppenheimer Developing Markets Fund - Cl. Y			39,530	1,238,859
Robeco Boston Partners Long/Short Research Fund - Institutional Class			131,136	1,494,954
Wells Fargo Advantage Precious Metals Fund - Institutional Class			8,734	544,989
				8,369,997

TOTAL MUTUAL FUNDS ( Cost - $18,941,950)				19,036,209

HEDGE FUND - 3.3%
Raven Rock Credit Fund, LP (a)*			1,500,000	1,512,616
TOTAL HEDGE FUND ( Cost - $1,500,000)

EXCHANGE TRADED FUNDS - 21.4%
EQUITY FUNDS - 21.4%
Financial Select Sector SPDR Fund ^			10,300	150,586
iShares Dow Jones Select Dividend Index Fund			29,290	1,645,805
iShares Russell 2000 Index Fund			17,985	1,432,505
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
EQUITY FUNDS - 21.4% (Continued)
iShares Russell Midcap Index Fund			13,446	$ 1,416,671
Powershares QQQ Trust Series 1 #			27,451	1,761,256
Vanguard MSCI Emerging Markets ETF			30,602	1,222,550
Vanguard S&P 500 ETF			34,845	2,170,147
TOTAL EXCHANGE TRADED FUNDS ( Cost - $9,290,698)				9,799,520

BONDS & NOTES - 3.6%	Principal	Interest Rate	Maturity
BANKS - 3.0%
JPMorgan Chase & Co.	$ 1,330,000	0.00%	5/31/2013	$ 1,414,189

ENTERTAINMENT - 0.1%
Mohegan Tribal Gaming Authority	30,000	11.00%	9/15/2018	19,875
Shingle Springs Tribal Gaming Authority	31,000	9.38%	6/15/2015	23,715
				43,590
INSURANCE - 0.1%
MBIA Insurance Corp.	77,000	14.00%	1/15/2033	42,350

OIL & GAS - 0.2%
Chesapeake Energy Corp. ^	40,000	6.78%	3/15/2019	39,000
Endeavour International Corp.	60,000	12.00%	3/1/2018	62,400
				101,400
RETAIL - 0.1%
Bon-Ton Department Stores Inc. ^	37,000	10.25%	3/15/2014	31,265

TRANSPORTATION - 0.1%
DryShips, Inc. ^	46,000	5.00%	12/1/2014	33,465

TOTAL BONDS & NOTES ( Cost - $1,588,332)				1,666,259

OPTIONS PURCHASED- 0.3%			Contracts **	Value
CALL OPTIONS PURCHASED - 0.2%
ACME Packet, Inc.			35	175
Expiration August 2012, Exercise Price $30.00
Baidu.com - ADR			11	4,015
Expiration July 2012, Exercise Price $115.00
Ford Motor Company			110	4,950
Expiration October 2012, Exercise Price $10.00
J.P. Morgan Chase & Co.			47	2,726
Expiration July 2012, Exercise Price $37.00
Juniper Networks, Inc.			55	6,160
Expiration October 2012, Exercise Price $17.00
Las Vegas Sands Corp.			17	1,887
Expiration July 2012, Exercise Price $44.00
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Contracts **	Value
Oracle Corporation			40	$ 8,280
Expiration August 2012, Exercise Price $28.00
Powershares QQQ Trust Series 1			122	122
Expiration June 2012, Exercise Price $65.00
Powershares QQQ Trust Series 1			77	77
Expiration June 2012, Exercise Price $68.00
SPDR S&P 500 ETF Trust			84	38,472
Expiration August 2012, Exercise Price $134.00
Yahoo, Inc.			92	8,372
Expiration October 2012, Exercise Price $16.00
Yandex NV			17	595
Expiration July 2012, Exercise Price $20.00
TOTAL CALL OPTIONS PURCHASED ( Cost - $96,416)				75,831

PUT OPTIONS PURCHASED - 0.1%
Capital One Financial Corp.			30	2,790
Expiration July 2012, Exercise Price $52.50
Edwards Lifesciences Corp.			24	912
Expiration July 2012, Exercise Price $80.00
iPath S&P 500 VIX Short-Term Futures ETN			153	24,939
Expiration July 2012, Exercise Price $16.00
TOTAL PUT OPTIONS PURCHASED ( Cost - $27,413)				28,641

TOTAL OPTIONS PURCHASED ( Cost - $123,829)				104,472

SHORT-TERM INVESTMENTS - 14.4%
MONEY MARKET FUND - 10.1%			Shares
Fidelity Institutional Money Market Fund - Money Market Portfolio - 0.18%+			4,691,553	4,691,553
		Yield to
U.S. GOVERNMENT- 4.3%	Principal	Maturity	Maturity
United States Treasury Bill ^	$ 1,315,000	0.04%	7/5/2012	1,314,996
United States Treasury Bill ^	350,000	0.05%	8/2/2012	349,996
United States Treasury Bill ^	150,000	0.06%	9/6/2012	149,997
United States Treasury Bill ^	150,000	0.08%	9/27/2012	149,996
				1,964,985

TOTAL SHORT-TERM INVESTMENTS ( Cost - $6,656,538)				6,656,538

TOTAL INVESTMENTS - 100.0% ( Cost - $45,392,357) (b)				$ 45,860,882
SECURITIES SOLD SHORT (Proceeds - $4,941,075) - (10.7) %				(4,927,186)
OPTION CONTRACTS WRITTEN ( Premiums Received - $53,534) - (0.1)%				(32,432)
OTHER ASSETS LESS LIABILITIES - 10.8%				4,968,473
NET ASSETS - 100.0%				$ 45,869,737

The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
SECURITIES SOLD SHORT*- (10.6) %
COMMON STOCKS - (3.8)%
AEROSPACE/DEFENSE - (0.2)%
General Dynamics Corp.			(725)	$ (47,821)
Northrop Grumman Corp.			(750)	(47,842)
				(95,663)
APPAREL - (0.1)%
Maidenform Brands, Inc.			(1,065)	(21,215)

AUTO PARTS & EQUIPMENT - (0.1)%
BorgWarner, Inc.			(1,300)	(85,267)

CHEMICALS - (0.1)%
A Schulman, Inc.			(494)	(9,805)
Dow Chemical Co.			(1,625)	(51,188)
Huntsman Corp.			(210)	(2,717)
				(63,710)
COMPUTERS - (0.1)%
International Business Machines Corp.			(450)	(88,011)

DISTRIBUTION/WHOLESALE - (0.1)%
LKQ Corp.			(1,687)	(56,346)

ELECTRONICS - (0.1)%
Brady Corp. - Cl. A			(706)	(19,421)
FARO Technologies, Inc.			(1,232)	(51,842)
				(71,263)
ENTERTAINMENT - (0.1)%
Cinemark Holdings, Inc.			(144)	(3,290)
Regal Entertainment Group - Cl. A			(2,909)	(40,028)
				(43,318)
ENVIRONMENTAL CONTROL - (0.1)%
Clean Harbors, Inc.			(577)	(32,554)

HEALTHCARE PRODUCTS - (0.1)%
Bruker Corp.			(870)	(11,580)

HOUSEHOLD PRODUCTS - (0.1)%
WD-40 Co.			(70)	(3,487)

MACHINERY - (0.3)%
Caterpillar, Inc.			(900)	(76,418)
Graco, Inc.			(799)	(36,817)
Middleby Corp.			(545)	(54,287)
Zebra Technologies Corp. Cl. A			(390)	(13,400)
				(180,922)
The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
MINING - (0.1)%
Noranda Aluminum Holding Corp.			(1,181)	$ (9,401)

MISCELLANEOUS MANUFACTURING - (0.2) %
Eaton Corp.			(1,125)	(44,584)
Illinois Tool Works, Inc.			(1,350)	(71,402)
				(115,986)
OFFICE FURNISHINGS - (0.1)%
Herman Miller, Inc.			(1,161)	(21,502)

OIL & GAS - (1.1)%
Baker Hughes, Inc.			(1,600)	(65,760)
Carrizo Oil & Gas, Inc.			(2,150)	(50,547)
Chevron Corp.			(500)	(52,750)
Continental Resources, Inc.			(875)	(58,293)
Hercules Offshore, Inc.			(1,055)	(3,735)
Northern Oil and Gas, Inc.			(4,125)	(65,753)
Range Resources Corp.			(1,000)	(61,870)
Royal Dutch Shell PLC - ADR			(1,150)	(77,545)
Tesoro Corp.			(1,000)	(24,960)
Valero Energy Corp.			(3,225)	(77,884)
				(539,097)
REITS - (0.1)%
DuPont Fabros Technology, Inc.			(417)	(11,910)

RETAIL - (0.2)%
Chipotle Mexican Grill, Inc.			(200)	(75,990)
Copart, Inc.			(560)	(13,266)
McDonald's Corp.			(408)	(36,120)
				(125,376)
SEMICONDUCTORS - (0.1)%
Cypress Semiconductor Corp.			(2,364)	(31,252)

SHIPBUILDING - (0.1)%
Huntington Ingalls Industries, Inc.			(1,050)	(42,252)

SOFTWARE - (0.1)%
Informatica Corp.			(1,022)	(43,292)

STORAGE - (0.1)%
Mobile Mini, Inc.			(1,573)	(22,651)

The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Shares	Value
TRANSPORTATION - (0.1)%
Arkansas Best Corp.			(826)	$ (10,408)
CH Robinson Worldwide, Inc.			(108)	(6,321)
				(16,729)

TOTAL COMMON STOCKS - (Proceeds - $1,806,335)				(1,732,784)

EXCHANGE TRADED FUNDS - (6.8)%
ASSET ALLOCATION FUNDS - (0.3)%
CurrencyShares Australian Dollar Trust			(498)	(51,070)
CurrencyShares Euro Trust			(784)	(98,690)
				(149,760)
COMMODITY FUND -(0.1)%
iShares Silver Trust			(692)	(18,442)

EQUITY FUNDS - (6.4)%
Consumer Discretionary Select Sector SPDR Fund			(232)	(10,157)
Consumer Staples Select Sector SPDR Fund			(696)	(24,200)
Energy Select Sector SPDR Fund			(786)	(52,167)
Health Care Select Sector SPDR Fund			(214)	(8,132)
Industrial Select Sector SPDR Fund			(85)	(3,032)
iShares PHLX SOX Semiconductor Sector Index Fund			(222)	(11,613)
Market Vectors Junior Gold Miners ETF			(498)	(9,547)
Market Vectors Retail ETF			(100)	(4,226)
Materials Select Sector SPDR Fund			(226)	(7,976)
Powershares QQQ Trust Series 1			(6,100)	(391,376)
SPDR S&P 500 ETF Trust			(17,058)	(2,324,494)
SPDR S&P MidCap 400 ETF Trust			(298)	(51,047)
SPDR S&P Retail ETF			(69)	(4,073)
Technology Select Sector SPDR Fund			(2,241)	(64,429)
Vanguard Small-Cap Growth ETF			(155)	(12,981)
				(2,979,450)

TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,088,624)				(3,147,652)

BONDS SOLD SHORT - (0.1) %	Principal	Interest Rate	Maturity
Sprint Capital Corp.	$ (25,000)	8.75%	3/15/2032	(22,750)
United States Steel Corp.	(25,000)	7.50%	3/15/2022	(24,000)
TOTAL BONDS SOLD SHORT - (Proceeds - $46,116)				(46,750)

TOTAL SECURITIES SOLD SHORT (Proceeds - $4,941,075)				(4,927,186)

The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Contracts ***	Value
OPTION CONTRACTS WRITTEN - (0.1)%
CALL OPTION CONTRACTS WRITTEN
IPath S&P 500 VIX Short-Term Futures ETN			(52)	$ (52)
Expiration June 2012, Exercise Price $17.00
IPath S&P 500 VIX Short-Term Futures ETN			(307)	(6,140)
Expiration July 2012, Exercise Price $20.00
PowerShares QQQ Trust Series 1			(122)	(1,342)
Expiration July 2012, Exercise Price $67.00
Yahoo, Inc.			(92)	(460)
Expiration October 2012, Exercise Price $20.00
TOTAL CALL OPTIONS CONTRACTS WRITTEN ( Premiums Received - $17,666)				(7,994)

PUT OPTION CONTRACTS WRITTEN - (0.1)%
ACME Packet, Inc.			(7)	(3,080)
Expiration August 2012, Exercise Price $22.50
Baidu.com - ADR			(11)	(1,133)
Expiration July 2012, Exercise Price $105.00
Broadcom Corporation			(35)	(2,170)
Expiration August 2012, Exercise Price $30.00
Capital One Financial Corp.			(30)	(240)
Expiration July 2012, Exercise Price $45.00
Ford Motor Company			(110)	(1,870)
Expiration December 2012, Exercise Price $7.00
J.P. Morgan Chase & Co.			(47)	(2,350)
Expiration August 2012, Exercise Price $31.00
Juniper Networks, Inc.			(55)	(880)
Expiration July 2012, Exercise Price $15.00
Las Vegas Sands Corp.			(17)	(765)
Expiration July 2012, Exercise Price $40.00
Oracle Corporation			(40)	(1,080)
Expiration September 2012, Exercise Price $24.00
PowerShares QQQ Trust Series 1			(154)	(5,544)
Expiration July 2012, Exercise Price $62.00
SINA Corp.			(11)	(1,793)
Expiration September 2012, Exercise Price $42.50
Wells Fargo & Co. (New)			(29)	(319)
Expiration July 2012, Exercise Price $30.00
Yahoo, Inc.			(92)	(2,024)
Expiration January 2013, Exercise Price $11.00

The accompanying notes are an integral part of these financial statements.
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
			Contracts	Value
Yandex NV			(17)	$ (1,190)
Expiration July 2012, Exercise Price $16.00
TOTAL PUT OPTIONS CONTRACTS WRITTEN ( Premiums Received - $35,868)				(24,438)

TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received- $53,534)				$ (32,432)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on June 30, 2012.
^ All or part of the security was held as collateral for securities sold short as of June 30, 2012.
# - Subject to call option written
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 3.3%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales and written options is $40,566,271 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 1,396,937
			Unrealized Depreciation:	(1,061,944)
			Net Unrealized Appreciation:	$ 334,993

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012
	SCA Absolute Return Fund	SCA Directional Fund
ASSETS
Investment securities:
At cost	$ 54,420,791	$ 45,392,357
At value	$ 54,739,842	$ 45,860,882
Deposits with Broker	5,206,865	5,198,868
Receivable for securities sold	554,385	545,515
Foreign Cash (cost $0 and $4,842, respectively)	-	4,683
Receivable for Fund shares sold	93,807	79,254
Dividends and interest receivable	97,143	33,664
Prepaid expenses and other assets	19,167	21,161
TOTAL ASSETS	60,711,209	51,744,027

LIABILITIES
Overdraft on Foreign Cash (cost $76,095, $0, respectively)	73,859	-
Option Contracts Written - (premiums $55,143 and $53,534, respectively)	34,550	32,432
Securities Sold Short (proceeds - $5,026,646 and $4,941,075, respectively)	4,981,137	4,927,186
Payable for Securities and Options Purchased	706,921	715,006
Dividends and interest payable	16,196	13,068
Investment advisory fees payable	85,740	73,982
Fees payable to other affiliates	5,951	6,626
Payable for Fund shares repurchased	86,851	63,703
Distribution (12b-1) fees payable	10,992	9,098
Accrued expenses and other liabilities	32,474	33,189
TOTAL LIABILITIES	6,034,671	5,874,290
NET ASSETS	$ 54,676,538	$ 45,869,737

Net Assets Consist Of:
Paid in capital	$ 54,914,493	$ 45,739,057
Accumulated net investment loss	(415,105)	(270,271)
Accumulated net realized loss on investments and foreign currency transactions	(210,239)	(102,406)
Net unrealized appreciation on investments and foreign currency tranlations	387,389	503,357
NET ASSETS	$ 54,676,538	$ 45,869,737

Net Asset Value Per Share:
Net Assets	$ 54,676,538	$ 45,869,737
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,521,919	4,574,667
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.90	$ 10.03

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF OPERATIONS
For the Period September 8, 2011* though June 30, 2012

	SCA Absolute Return Fund	SCA Directional Fund
INVESTMENT INCOME
Dividend Income (net of $733 and $531 foreign withholding taxes respectively)	$ 371,827	$ 312,178
Interest Income	167,328	11,010
TOTAL INVESTMENT INCOME	539,155	323,188

EXPENSES
Investment advisory fees	705,745	550,084
Distribution (12b-1) fees	90,480	70,524
Professional fees	69,143	65,431
Administrative services fees	55,793	49,683
Accounting services fees	25,999	24,000
Registration fees	23,731	23,183
Dividends and Interest on securities sold short	24,632	19,366
Compliance officer fees	20,410	15,910
Printing and postage expenses	14,185	9,169
Transfer agent fees	13,499	12,499
Other expenses	8,784	2,828
Custodian fees	6,603	6,425
Trustees' fees and expenses	4,800	4,800
Non 12b-1 shareholder servicing expense	800	800
Insurance expense	99	45
TOTAL EXPENSES	1,064,703	854,747

Advisory Fees waived by Advisor	(120,602)	(92,310)
NET EXPENSES	944,101	762,437

NET INVESTMENT LOSS	(404,946)	(439,249)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(446,099)	(101,327)
Options Written	(38,725)	(30,604)
Securities Sold Short	172,686	156,777
Foreign Currency Transactions	(40)	(312)
Distributions of Realized Gains from Underlying Investment Companies	104,662	52,972

Net change in unrealized appreciation (depreciation) on:
Investments	319,051	468,525
Options Written	20,593	21,102
Securities Sold Short	45,509	13,889
Foreign Currency Translations	2,236	(159)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS	179,873	580,863

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (225,073)	$ 141,614

*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF CHANGES IN NET ASSETS

	SCA Absolute Return Fund	SCA Directional Fund

	For the	For the
	Period Ended	Period Ended
	June 30, 2012 (a)	June 30, 2012 (a)
FROM OPERATIONS
Net investment loss	$ (404,946)	$ (439,249)
Net realized gain (loss) from investments and foreign currency transactions	(207,516)	77,506
Net change in unrealized appreciation (depreciation) on investments and
foreign currency transactions	387,389	503,357
Net increase (decrease) in net assets resulting from operations	(225,073)	141,614

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income: ($0.01 and $0.01, respectively)	(43,490)	(33,762)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	66,561,298	54,493,702
Distributions reinvested	36,236	27,675
Redemption fee proceeds	6,761	1,997
Payments for shares redeemed	(11,659,194)	(8,761,489)
Net increase in net assets from shares of beneficial interest	54,945,101	45,761,885

TOTAL INCREASE IN NET ASSETS	54,676,538	45,869,737

NET ASSETS
Beginning of Period	-	-
End of Period *	$ 54,676,538	$ 45,869,737
* Includes accumulated net investment loss of:	$ (415,105)	$ (270,271)

SHARE ACTIVITY
Shares Sold	6,692,809	5,444,175
Shares Reinvested	3,668	2,793
Shares Redeemed	(1,174,558)	(872,301)
Net increase in shares of beneficial interest outstanding	5,521,919	4,574,667

(a) The Funds commenced operations September 8, 2011.

The accompanying notes are an integral part of these financial statements.

SCA Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	SCA Absolute Return Fund		SCA Directional Fund

	For the Period		For the Period
	Ended		Ended
	June 30, 2012 (1)		June 30, 2012 (1)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00
From Operations:
Net investment loss (a)	(0.09)		(0.13)
Net realized and unrealized gain
from securities	0.00	(e)	0.17
Total from operations	(0.09)		0.04

Distributions to shareholders from
Net investment income	(0.01)		(0.01)

Paid in capital from redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 9.90		$ 10.03

Total Return (b)	(0.91)%	(d)	0.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 54,677		$ 45,870
Ratio of expenses to average net assets,
before reimbursement and waivers	2.94%	(c)	3.03%	(c)
net of reimbursement and waivers	2.61%	(c)	2.70%	(c)
Ratio of net investment loss to average net assets	(1.10)%	(c)	(1.56)%	(c)
Portfolio turnover rate	58%	(d)	52%	(d)

__________
(1) The SCA Funds commenced operations on September 8, 2011
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Amount less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.

ORGANIZATION

The SCA Absolute Return Fund and the SCA Directional Fund (the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified, open-end management investment companies.  The primary investment objective of the SCA Absolute Return Fund is to seek to generate positive absolute returns with less volatility than traditional equity markets. The primary investment objective of the SCA Directional Fund is to seek returns similar to equities with less volatility than traditional equity markets.   The Funds commenced operations on September 8, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

SCA Absolute Return Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,640,443	-	-	$ 7,640,443
Preferred Stock	23,358	-	-	$ 23,358
Mutual Funds	25,438,396	-	-	$ 25,438,396
Hedge Fund	-	-	$ 3,025,232	$ 3,025,232
Exchange Traded Funds	6,363,999	-	-	$ 6,363,999
Bonds & Notes	-	$ 2,153,618	-	$ 2,153,618
Private Note	-	-	2,200,000	$ 2,200,000
Options Purchased	97,333	-	-	$ 97,333
Money Market Fund	5,762,487	-	-	$ 5,762,487
U.S. Government	-	2,034,976	-	$ 2,034,976
Total	$ 45,326,016	$ 4,188,594	$ 5,225,232	$ 54,739,842

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	-	-	-
Common Stocks	$ 1,994,793	-	-	$ 1,994,793
Exchange Traded Funds	2,917,154	-	-	$ 2,917,154
Bonds Sold Short	-	$ 69,190	-	$ 69,190
Option Contracts Written	34,550	-	-	$ 34,550
Total	$ 4,946,497	$ 69,190	-	$ 5,015,687

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

SCA Directional Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,069,696	-	-	$ 7,069,696
Preferred Stock	15,572	-	-	$ 15,572
Mutual Funds	19,036,209	-	-	$ 19,036,209
Hedge Fund	-	-	$ 1,512,616	$ 1,512,616
Exchange Traded Funds	9,799,520	-	-	$ 9,799,520
Bonds & Notes	-	$ 1,666,259	-	$ 1,666,259
Options Purchased	104,472	-	-	$ 104,472
Money Market Fund	4,691,553	-	-	$ 4,691,553
U.S. Government	-	1,964,985	-	$ 1,964,985
Total	$ 40,717,022	$ 3,631,244	$ 1,512,616	$ 45,860,882

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$ 1,732,784	-	-	$ 1,732,784
Exchange Traded Funds	3,147,652	-	-	$ 3,147,652
Bonds Sold Short	-	$ 46,750	-	$ 46,750
Option Contracts Written	32,432	-	-	$ 32,432
Total	$ 4,912,868	$ 46,750	-	$ 4,959,618

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Each Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

SCA Absolute Return Fund
	Private Note	Hedge Fund	Total
Beginning Balance	$ -	$ -	$ -
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	25,232	25,232
Cost of purchases	2,200,000	3,000,000	5,200,000
Proceeds from sales	-	-	-
Net Transfers in/out of level 3	-	-	-
Ending balance	$ 2,200,000	$ 3,025,232	$ 5,225,232

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2012 includes:

-	$ 25,232	$ 25,232

SCA Directional Fund
Hedge Funds
Beginning Balance	$ -
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	12,616
Cost of purchases	1,500,000
Proceeds from sales	-
Net Transfers in/out of level 3	-
Ending balance	$ 1,512,616

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2012 includes:

$ 12,616

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a fund invests in, which may make it difficult for that fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, the Funds do bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2012, the amount of unrealized appreciation (depreciation) and realized gain (loss) on option contracts subject to equity price risk amounted to $(6,232) and $(99,158), respectively for the SCA Absolute Return Fund and $1,745 and $(79,726) for the SCA Directional Fund.  Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Genesis Capital (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund.  For the period ended June 30, 2012, the Adviser earned advisory fees of $705,745 and $550,084 for the SCA Absolute Return Fund and the SCA Directional Fund, respectively.  The Adviser voluntarily agreed to reduce the fee it receives for both Funds to 1.45% respectively throughout the year.  The Advisor waived advisory fees of $120,602 and $92,310, respectively.  The Adviser manages a portion of the Funds’ portfolio directly and allocates the remaining balance of the Funds’ assets among the Funds’ sub-advisers.  The Funds’ sub-advisers are Battenkill Capital Management, Coe Capital Management, LLC, Phineus Partners L.P., Seabridge Investment Advisors, and Tiburon Capital Management, LLC.   The Adviser pays each sub-adviser a portion of its advisory fee.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend and interest expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until July 31, 2012, so that the total annual operating expenses of the Funds do not exceed 2.95% for SCA Absolute Return Fund and 2.95% for SCA Directional Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, a Distribution Plan  pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund for such distribution and shareholder service activities.  For the period ended June 30, 2012, the Funds incurred distribution fees of $90,480 and $70,524 for SCA Absolute Return Fund and SCA Directional Fund, respectively.

Trustees – Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Each Fund also pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2012, amounted to:

Fund	Purchases	Sales
SCA Absolute Return Fund	$ 71,000,507	$ 23,980,308
SCA Directional Fund	$ 55,236,290	$ 16,717,722

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the period ended June 30, 2012, were as follows:

	SCA Absolute Return Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	5,097	278,454
Options closed	(2,873)	(180,398)
Options exercised	(473)	(26,723)
Options expired	(545)	(16,190)
Options outstanding, end of period	1,206	$ 55,143

	SCA Directional Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	4,277	228,679
Options closed	(2,256)	(141,620)
Options exercised	(364)	(20,846)
Options expired	(429)	(12,679)
Options outstanding, end of period	1,228	$ 53,534

6.           REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended June 30, 2012, SCA Absolute Return Fund and SCA Directional Fund assessed $6,761 and $1,997, respectively, in redemption fees.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2012 was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
SCA Absolute Return Fund	$ -	$ -	$ -	$ (450,441)	$ 212,486	$ (237,955)
SCA Directional Fund	-	50,899	-	(255,053)	334,834	130,680

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss is primarily attributable to the tax deferral of losses on wash sales, constructive sales of securities held short and straddles, mark-to-market on passive foreign investment companies and adjustments for real estate investment trusts, and return of capital distributions.

Late year losses incurred after December 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
SCA Absolute Return Fund	$ 392,328
SCA Directional Fund	255,053

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
SCA Absolute Return Fund	$ 58,113
SCA Directional Fund	-

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), net operating losses and short-term gains, the reversal of organizational expenses, adjustments related to real estate investment trusts, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days resulted in reclassification for the period ended June 30, 2012 as follows:

	Paid in	Accumulated Net	Accumulated Net Realized Loss on Investments
	Capital	Investment loss	and Foreign Currency Transactions
SCA Absolute Return Fund	$ (30,608)	$ 33,331	$ (2,723)
SCA Directional Fund	(22,828)	202,740	(179,912)

8.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

The SCA Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

9.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SCA Absolute Return Fund and

SCA Directional Fund and the Board of Trustees

of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of SCA Absolute Return Fund and SCA Directional Fund, each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period September 8, 2011 (commencement of operations) through June 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012 by correspondence with the custodian and brokers and by other appropriate auditing procedures where responses from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SCA Absolute Return Fund and SCA Directional Fund, as of June 30, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the period September 8, 2011 through June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 6, 2012

                     The SCA Funds

                     TRUSTEES AND OFFICERS (Unaudited)

                          June 30, 2012

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Year of Birth) Address Position held with the Funds* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Anthony J. Hertl (1950) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May, 2010), Greenwich Advisors Trust (2007-February 2011), and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)	97
Gary W. Lanzen (1954) Trustee since 2005 Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); ; Northern Lights Variable Trust (since 2006)	97
Mark H. Taylor (1964) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); ; Northern Lights Variable Trust (since 2007)	98
John V. Palancia (1954) Trustee since 2011 Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011). Other Directorships: Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)	98
Interested Trustees and Officers
Michael Miola*** (1952) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)	97

                     The SCA Funds

                     TRUSTEES AND OFFICERS (Unaudited)

                          June 30, 2012

Interested Trustees and Officers (Continued)
Name (Year of Birth) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Andrew Rogers (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004-2011).

Other Directorships: N/A

N/A

Kevin E. Wolf (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012) and Vice-President, GemCom, LLC (since 2004)

Other Directorships: N/A

N/A

James P. Ash (1976)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

Other Directorships: N/A

N/A

Lynn Bowley (1958)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

   * The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

   ** The term “Fund Complex” refers to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

  *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-282-1100.

The SCA Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Expense Ratio	Expenses Paid During the Period* (1/1/12 to 6/30/12)
Actual
SCA Absolute Return Fund	$1,000.00	$1,002.00	2.54%	$12.64
SCA Directional Fund	$1,000.00	$1,013.10	2.63%	$13.16
Hypothetical (5% return before expenses)
SCA Absolute Return Fund	$1,000.00	$1,012.23	2.54%	$12.71
SCA Directional Fund	$1,000.00	$1,011.79	2.63%	$13.16

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the period ended June 30, 2012).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Genesis Capital, LLC (the "Adviser") and the Trust, on behalf of the SCA Absolute Return Fund (“SCA Absolute”) and SCA Directional Fund (“SCA Directional”) (each a “Fund” and collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Funds’ investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider investment performance of the Funds.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.95% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Funds advisory fees as well as its overall expense ratio, were reasonable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Funds for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT SUB-ADVISORY AGREEMENT

In connection with a regular meeting held on December 14, 2011, the Board, including a majority of the Independent Trustees, also considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between Battenkill Capital Management (“Battenkill”), Coe Capital Management (“Coe”), Phineus Partners, LP (“Phineus”), SeaBridge Investment Advisors, LLC (“SeaBridge”) and Tiburon Capital Management, LLC (“Tiburon”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”) and the Trust, on behalf of Funds.  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements from the Sub-Advisers.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser’s operations, the quality of it compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds had only recently commenced operations, the Trustees concluded that the Funds investment performance was not a significant factor to their deliberations.   However, the Board, including the Independent Trustees, considered each Sub-Adviser’s past performance with its separately managed accounts. The Board concluded that each Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board then discussed the proposed fees to be paid by Adviser to each Sub-Adviser and considered the fees charged by each Sub-Adviser for its separately managed accounts. The Board concluded that each Fund’s sub-advisory fees, were reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of each Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by each Sub-Adviser in connection with the operation of each Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of each Fund’s expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with each Fund would not be excessive.

Conclusion.   In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved each Sub-Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investment Adviser

Genesis Capital, LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $33,000

2011 – N/A

(b)

Audit-Related Fees

2012 – None

2011 – N/A

(c)

Tax Fees

2012 – $4,000

2011 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $4,000

2011 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

9/10/12